Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net earnings	$ 622,300,000	$ 400,500,000	$ 192,600,000
Items not involving cash:
Depreciation and amortization	379,100,000	366,700,000	353,900,000
Goodwill impairment (note 11)	0	0	117,900,000
Change in right-of-use asset	99,600,000	125,800,000	120,100,000
Non-cash interest expense and accretion	21,200,000	38,200,000	40,500,000
Unrealized change in derivative instruments	(127,900,000)	(40,600,000)	12,900,000
Amortization of acquired revenue contracts	12,400,000	15,000,000.0	16,900,000
Loss on debt extinguishment	9,400,000	127,000,000.0	0
Equity income on investment	(300,000)	0	0
Loss (Gain) on sale	3,700,000	(16,400,000)	200,000
Other	7,000,000.0	26,200,000	5,900,000
Change in other operating assets and liabilities (note 22)	(170,200,000)	(98,400,000)	(166,700,000)
Cash from operating activities	856,300,000	944,000,000.0	694,200,000
Investing activities:
Expenditures for property, plant and equipment and vessels under construction	(1,239,700,000)	(1,577,000,000)	(783,500,000)
Prepayment on vessel purchase	0	(132,300,000)	(82,200,000)
Payment on settlement of interest swap agreements	(12,700,000)	(26,800,000)	(21,800,000)
Cash and restricted cash acquired from APR Energy acquisition	0	0	50,600,000
Gain (Loss) on foreign currency repatriation	4,000,000.0	(13,900,000)	(18,700,000)
Receipt from contingent consideration asset	12,500,000	30,500,000	11,100,000
Other assets and liabilities	259,500,000	41,300,000	(15,400,000)
Capitalized interest relating to newbuilds	(46,200,000)	(15,700,000)	0
Cash used in investing activities	(1,022,600,000)	(1,693,900,000)	(859,900,000)
Financing activities:
Repayments of long-term debt and other financing arrangements	(1,221,300,000)	(1,474,900,000)	(1,122,200,000)
Issuance of long-term debt and other financing arrangements	1,367,400,000	3,152,600,000	1,383,500,000
Issuance of Exchangeable Notes	0	0	201,300,000
Purchase of capped call	0	0	(15,500,000)
Redemption of Fairfax Notes	0	(300,000,000.0)	0
Issuance of Fairfax Notes	0	0	100,000,000.0
Proceeds from exercise of warrants	201,300,000	0	0
Redemption of preferred shares	0	(330,400,000)	0
Payment of lease liabilities	(16,600,000)	0	0
Financing fees	(20,200,000)	(122,200,000)	(49,100,000)
Share issuance cost	0	(100,000)	0
Dividends on common shares	(119,300,000)	(124,600,000)	(120,000,000.0)
Dividends on preferred shares	(60,800,000)	(66,200,000)	(67,100,000)
Cash from financing activities	130,500,000	734,200,000	310,900,000
(Decrease) Increase in cash and cash equivalents	(35,800,000)	(15,700,000)	145,200,000
Cash and cash equivalents and restricted cash, beginning of year	326,800,000	342,500,000	197,300,000
Cash and cash equivalents and restricted cash, end of year	$ 291,000,000.0	$ 326,800,000	$ 342,500,000